Accounts Receivables, net - Schedule of Accounts Receivable Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Accounts Receivable Allowance Abstract
Balance
Balance	(189,313)
Addition	(190,786)	0	0
Write off	0	0	0
Effect of exchange rate difference	$ 1,473	$ 0	$ 0